Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Assets:
Precious metals	$ 3,572	$ 3,543	$ 3,191
Trading assets
Loans	14,158	13,104	14,334
Securities	115,988	103,125	85,474
Other	922	911	454
Derivative financial instruments
Derivative Financial Assets	36,157	31,358	37,558
Liabilities:
Deposits	722,346	712,282	676,534
Financial liabilities designated at fair value through profit or loss	11,536	10,919	8,188
Obligations related to securities sold short	25,669	29,957	32,087
Derivative financial instruments
Derivative Financial Liabilities	37,307	33,176	37,967
Recurring fair value measurement [member]
Assets:
Precious metals	3,572	3,543	3,191
Trading assets
Assets	134,640	120,683	103,453
Financial assets designated at fair value through profit or loss	13	14	12
Investment securities
Investment securities	58,366	61,214	57,653
Derivative financial instruments
Derivative Financial Assets	36,157	31,358	37,558
Liabilities:
Deposits	77	(51)	(401)
Financial liabilities designated at fair value through profit or loss	11,536	10,919	8,188
Obligations related to securities sold short	25,669	29,957	32,087
Derivative financial instruments
Derivative Financial Liabilities	37,307	33,176	37,967
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	12,808	10,600	11,086
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	19,566	16,503	20,537
Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	2,534	3,496	2,946
Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	49	56	70
Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	2,350	2,521	3,328
Recurring fair value measurement [member] | Trading loans [member]
Trading assets
Loans	14,158	13,104	14,334
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities	14,931	15,303	13,003
Investment securities
Investment securities	10,876	8,915	8,891
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Trading assets
Securities	7,776	6,892	10,159
Investment securities
Investment securities	2,918	3,004	4,352
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Trading assets
Securities	12,544	10,974	7,164
Investment securities
Investment securities	18,174	22,705	19,141
Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities	9,727	6,640	6,443
Investment securities
Investment securities	20,057	18,846	19,990
Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	10,804	9,732	9,005
Investment securities
Investment securities	1,711	1,902	2,563
Recurring fair value measurement [member] | Income funds [member]
Trading assets
Securities	40	35	29
Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities	60,166	53,549	39,671
Recurring fair value measurement [member] | Other trading assets [member]
Trading assets
Other	922	911	454
Recurring fair value measurement [member] | Mortgage backed securities [member]
Investment securities
Investment securities	2,461	3,787	906
Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	2,169	2,055	1,810
Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets	13,732	10,488	9,039
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets	18,973	16,775	22,202
Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	1,537	1,670	2,361
Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Assets	192	189	349
Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets	1,723	2,236	3,607
Level 1 [member] | Recurring fair value measurement [member]
Trading assets
Assets	93,615	82,060	64,776
Financial assets designated at fair value through profit or loss	13	14	12
Investment securities
Investment securities	37,510	38,294	37,238
Derivative financial instruments
Derivative Financial Assets	882	788	894
Liabilities:
Obligations related to securities sold short	22,170	25,327	24,563
Derivative financial instruments
Derivative Financial Liabilities	895	866	1,091
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	8	1
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	887	865	1,057
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities			34
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities	13,374	13,514	13,003
Investment securities
Investment securities	8,202	6,350	6,373
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Investment securities
Investment securities	228	241	366
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Trading assets
Securities	12,544	10,974	7,164
Investment securities
Investment securities	17,686	22,198	18,472
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities	6,746	3,793	4,610
Investment securities
Investment securities	10,035	8,284	10,457
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	2	3	3
Investment securities
Investment securities	261	188	732
Level 1 [member] | Recurring fair value measurement [member] | Income funds [member]
Trading assets
Securities	40	35	29
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities	59,987	52,830	39,513
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member]
Trading assets
Other	922	911	454
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	1,098	1,033	838
Level 1 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets	2	2	5
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	837	778	797
Level 1 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets	43	8	92
Level 2 [member] | Recurring fair value measurement [member]
Assets:
Precious metals	3,571	3,504	3,175
Trading assets
Assets	41,010	38,569	38,643
Investment securities
Investment securities	19,995	22,097	19,645
Derivative financial instruments
Derivative Financial Assets	35,262	30,539	36,544
Liabilities:
Deposits	77	(51)	(401)
Financial liabilities designated at fair value through profit or loss	11,536	10,919	8,188
Obligations related to securities sold short	3,499	4,630	7,524
Derivative financial instruments
Derivative Financial Liabilities	36,390	32,288	36,797
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	12,786	10,580	11,012
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	19,558	16,502	20,537
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	1,647	2,629	1,884
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	49	56	70
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	2,350	2,521	3,294
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member]
Trading assets
Loans	14,158	13,104	14,334
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member]
Trading assets
Securities	1,557	1,789
Investment securities
Investment securities	2,674	2,565	2,518
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member]
Trading assets
Securities	7,776	6,892	10,159
Investment securities
Investment securities	2,690	2,763	3,986
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member]
Investment securities
Investment securities	488	507	669
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Trading assets
Securities	2,981	2,847	1,833
Investment securities
Investment securities	9,991	10,531	9,485
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	10,788	9,714	8,984
Investment securities
Investment securities	1,431	1,698	1,818
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member]
Trading assets
Securities	179	719	158
Level 2 [member] | Recurring fair value measurement [member] | Mortgage backed securities [member]
Investment securities
Investment securities	2,461	3,787	906
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	260	246	263
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets	13,720	10,459	8,927
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member]
Derivative financial instruments
Derivative Financial Assets	18,971	16,773	22,197
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	699	890	1,556
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member]
Derivative financial instruments
Derivative Financial Assets	192	189	349
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member]
Derivative financial instruments
Derivative Financial Assets	1,680	2,228	3,515
Level 3 [member] | Recurring fair value measurement [member]
Assets:
Precious metals	1	39	16
Trading assets
Assets	15	54	34
Investment securities
Investment securities	861	823	770
Derivative financial instruments
Derivative Financial Assets	13	31	120
Derivative financial instruments
Derivative Financial Liabilities	22	22	79
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Liabilities	22	20	74
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Liabilities		2	5
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member]
Investment securities
Investment securities	31	31	48
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
Trading assets
Securities	14	15	18
Investment securities
Investment securities	19	16	13
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member]
Investment securities
Investment securities	811	776	709
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member]
Derivative financial instruments
Derivative Financial Assets	12	29	112
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member]
Derivative financial instruments
Derivative Financial Assets	$ 1	$ 2	$ 8